Document and Entity Information	Nov. 09, 2021	Apr. 01, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2021
Entity Registrant Name	CARDIOVASCULAR SYSTEMS, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number	000-52082
Entity Tax Identification Number	41-1698056
Entity Address, Address Line One	1225 Old Highway 8 Northwest
Entity Address, City or Town	St. Paul
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55112-6416
City Area Code	651
Local Phone Number	259-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, One-tenth of One Cent ($0.001)Par Value Per Share
Trading Symbol	CSII
Security Exchange Name	NASDAQ
Entity Central Index Key	0001180145
Amendment Flag	false